Note 6 - Share Capital (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Common shares purchasable upon exercise of warrants	Weighted average exercise price	Range of exercise prices			Weighted average remaining contractual life (years)	Aggregate intrinsic value

Balance, December 31, 2010	-	-			-	-
Issued	949,495	$3.25	$1.65	-	$3.35
Balance, December 31, 2011	949,495	$3.25	$1.65	-	$3.35	4.6	-
Issued	924,302	$2.60			$2.60
Exercised	(230,841)	$2.74	$1.65	-	$3.35
Balance, December 31, 2012	1,642,956	$3.00	$2.60	-	$3.35	3.7	$3,140,893

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Year ended December 31
	2012	2011

Dividend yield	0.00%	0.00%
Expected volatility	40.00%	40.00%
Risk-free interest rate	1.24%	1.29%
Expected average term (years)	3.7	4.6
Fair value of warrants outstanding	$2.43	$0.22
Aggregate fair value of warrants outstanding	$3,994,449	$205,044

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number of optioned common shares	Weighted average exercise price	Aggregate intrinsic value

Balance, December 31, 2009	865,628	$10.10	$705,885
Options granted	275,225	$4.40
Options exercised	(9,548)	$3.63	$29,320
Options forfeited, cancelled or expired	(47,873)	$27.38
Balance, December 31, 2010	1,083,432	$7.95	$756,628
Options granted	403,100	$2.14
Options exercised	(1,667)	$1.50	$1,330
Options forfeited, cancelled or expired	(71,547)	$27.42
Balance, December 31, 2011	1,413,318	$5.32	$1,800
Options granted	326,300	$4.16
Options exercised	(28,417)	$2.34	$81,545
Options forfeited, cancelled or expired	(62,355)	$21.27
Balance, December 31, 2012	1,648,846	$4.54	$2,299,512

Schedule Of Share Based Compensation Shares Authorized Under Stock Option Plans By Exercise Price Range [Table Text Block]
			Options outstanding December 31, 2012			Options exercisable December 31, 2012
Range of Exercise prices			Number of options outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options exercisable	Weighted average exercise price

$1.50	to	$1.90	296,450	7.6	$1.71	232,950	$1.71
$2.10	to	$2.60	316,000	8.8	2.30	241,375	2.37
$3.00	to	$3.10	129,525	3.2	3.03	129,525	3.03
$3.73	to	$3.85	176,550	7.1	3.85	142,688	3.85
$4.60	to	$5.15	321,565	8.9	5.00	164,924	4.88
$5.35	to	$5.60	270,041	4.8	5.56	270,040	5.56
$5.90	to	$11.60	117,465	4.3	7.08	112,403	7.03
$49.20	to	$69.00	21,250	0.9	58.00	21,250	58.00
$1.50	to	$69.00	1,648,846	6.9	$4.54	1,315,155	$4.75

Schedule of Nonvested Share Activity [Table Text Block]
	Number of optioned common shares	Weighted average fair value

Non-vested at December 31, 2011	398,094	$2.51

Options granted	326,300	4.16
Options vested	(372,128)	2.88
Non-vested options forfeited	(18,575)	2.72
Non-vested at December 31, 2012	333,691	$3.38

Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value [Table Text Block]
	Year ended December 31
	2012	2011	2010

Dividend yield	0.00%	0.00%	0.00%
Expected volatility	120.40%	116.26%	116.90%
Risk-free interest rate	1.56%	2.51%	2.60%
Expected average option term (years)	8.2	9.6	6.6
Fair value of options granted	$3.83	$2.00	$3.82

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
	Year ended December 31
	2012	2011	2010

Research, development, collaborations and contracts expenses	$771,869	$494,634	$533,508
General and administrative expenses	209,787	131,485	117,112
Total	$981,656	$626,119	$650,620

Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding and Exercisable [Table Text Block]
	Number of Protiva Options	Equivalent number of Company common shares	Weighted average exercise price

Balance, December 31, 2009	519,073	350,457	$0.30
Options exercised	(850)	(574)	0.30
Options forfeited, cancelled or expired	-	-	-
Balance, December 31, 2010	518,223	349,883	0.30
Options exercised	(27,202)	(18,366)	0.30
Options forfeited, cancelled or expired	-	-	-
Balance, December 31, 2011	491,020	331,517	0.30
Options exercised	(15,135)	(10,218)	0.30
Options forfeited, cancelled or expired	-	-	-
Balance, December 31, 2012	475,885	321,299	$0.30